Other income (expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other income (expense)
Investment and interest income	$ 85	$ 86	$ 98
Foreign exchange gains (losses)	21	(55)	184
License fee income	80	54	49
Gains (losses) on sale of securities and affiliated companies	17	9	(2)
Impairment of available-for-sale securities	(5)	(3)	(12)
Miscellaneous income (loss)	(230)	39	64
Other income (expense)	(32)	130	381
Forward starting swap costs included in Miscellaneous income (loss)	(149)
Bridge financing costs	$ 54